UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 30, 2011

Moody’s Rating	% of Portfolio Investments
AAA	48.26%
AA	4.46%
A	14.58%
BAA	18.34%
BA	3.22%
B	6.28%
C	2.87%
Withdrawn Rating	0.08%
Not Rated	1.01%
Short Term Investments	0.89%
Common Stock	0.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,021.60	$3.54

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$3.54

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC. Financial Reports for the Period Ended June 30, 2011 Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.45%
50,000	Alliant Techsystems Inc	51,000
	6.75% April 1, 2016
100,000	Embraer Overseas Ltd	109,000
	6.38% January 15, 2020
150,000	Embraer Overseas Ltd *	165,000
	6.38% January 24, 2017
500,000	Goodrich Corp	477,346
	3.60% February 1, 2021
300,000	Lockheed Martin Corp	316,629
	4.12% March 14, 2013
175,000	TransDigm Inc †	183,750
	7.75% December 15, 2018
		$1,302,725

Agency — 1.55%
2,500,000	Federal Home Loan Bank	2,871,773
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,616,965
	4.13% September 27, 2013
		$4,488,738

Agency - Pass Through — 14.72%
555,445	Fannie Mae	602,330
	5.50% March 1, 2036
456,680	Fannie Mae	503,306
	6.00% February 1, 2036
362,126	Fannie Mae	410,471
	6.50% June 1, 2036
141,655	Fannie Mae	147,585
	4.50% August 1, 2035
349,561	Fannie Mae	396,064
	6.50% August 1, 2037
285,819	Fannie Mae	308,955
	5.00% February 1, 2018
486,186	Fannie Mae	520,247
	4.50% June 1, 2018
764,857	Fannie Mae ‡	810,460
	5.42% March 1, 2047
5,320	Fannie Mae	6,028
	6.50% April 1, 2037
6,890,863	Fannie Mae	7,141,663
	4.50% July 1, 2039
692,724	Fannie Mae	762,150
	6.00% August 1, 2037

1,131,363	Fannie Mae	1,246,871
	6.00% February 1, 2037
797,840	Fannie Mae	877,801
	6.00% March 1, 2037
111,437	Freddie Mac	123,041
	6.00% April 1, 2035
100,780	Freddie Mac	111,841
	6.00% November 1, 2033
325,180	Freddie Mac	352,515
	5.50% February 1, 2018
89,146	Freddie Mac	100,746
	6.50% February 1, 2036
300,133	Freddie Mac	312,534
	4.50% November 1, 2035
1,412,710	Freddie Mac	1,535,930
	5.50% August 1, 2035
4,866,716	Freddie Mac	4,869,708
	4.00% December 1, 2040
231,790	Freddie Mac	241,367
	4.50% March 1, 2036
329,304	Freddie Mac	342,910
	4.50% May 1, 2035
3,554,244	Freddie Mac	3,844,817
	5.50% May 1, 2038
112,922	Freddie Mac	123,608
	6.00% May 1, 2021
260,105	Freddie Mac	299,441
	7.00% August 1, 2037
958,769	Freddie Mac	1,039,549
	5.50% August 1, 2036
396,445	Freddie Mac	429,847
	5.50% June 1, 2036
226,983	Freddie Mac	249,838
	6.00% August 1, 2037
2,873,726	Freddie Mac	3,058,694
	5.00% April 1, 2037
308,317	Freddie Mac ‡	333,023
	5.88% July 1, 2036
37,072	Freddie Mac	39,511
	4.50% July 1, 2021
2,660,563	Freddie Mac	2,754,903
	4.50% March 1, 2039
1,185,433	Freddie Mac ‡	1,254,784
	2.56% May 1, 2037
66,804	Freddie Mac	71,129
	4.50% April 1, 2021
148,987	Freddie Mac	164,245
	6.00% March 1, 2036
6,505,436	Freddie Mac	6,916,026
	5.00% September 1, 2040
216,402	Freddie Mac	228,418
	4.00% December 1, 2020
148,370	Freddie Mac	159,430
	5.00% March 1, 2022
		$42,691,786

Agency Mortgage Backed — 0.68%
1,975,000	Ginnie Mae ‡	1,959,595
	Series 2011-H15 Class FA
	0.66% June 20, 2061
		$1,959,595

Agriculture — 0.03%
75,000	Darling International Inc †	81,000
	8.50% December 15, 2018
		$81,000

Auto Parts & Equipment — 0.46%
48,000	Affinia Group Inc †	53,520
	10.75% August 15, 2016
75,000	Affinia Group Inc	76,125
	9.00% November 30, 2014
50,000	Allison Transmission Inc †	48,625
	7.13% May 15, 2019
48,000	American Axle & Manufacturing Inc †	52,320
	9.25% January 15, 2017
75,000	Cooper-Standard Automotive Inc	79,125
	8.50% May 1, 2018
50,000	Dana Holding Corp	49,312
	6.75% February 15, 2021
100,000	Exide Technologies †	104,000
	8.63% February 1, 2018
100,000	International Automotive Components Group SL †	102,250
	9.13% June 1, 2018
250,000	Johnson Controls Inc	265,645
	5.00% March 30, 2020
50,000	Lear Corp	53,750
	7.88% March 15, 2018
75,000	Meritor Inc	84,188
	10.63% March 15, 2018
50,000	Pittsburgh Glass Works LLC †	51,375
	8.50% April 15, 2016
75,000	Stoneridge Inc †	82,875
	9.50% October 15, 2017
50,000	Tenneco Inc *	50,875
	6.88% December 15, 2020
50,000	Tower Automotive Holdings USA LLC †	53,875
	10.63% September 1, 2017
125,000	UCI International Inc	128,750
	8.63% February 15, 2019
		$1,336,610

Automobiles — 0.19%
100,000	Chrysler Group LLC †	98,000
	8.25% June 15, 2021
50,000	Chrysler Group LLC †	49,125
	8.00% June 15, 2019
150,000	Daimler Finance NA LLC † ‡	150,062
	0.86% March 28, 2014
185,000	DaimlerChrysler NA Holding Corp	205,810
	6.50% November 15, 2013
100,000	General Motors Corp ~ § @	2,500
	0.00% September 1, 2025

50,000	Jaguar Land Rover PLC †	50,250
	7.75% May 15, 2018
		$555,747

Banks — 0.93%
80,000	Associated Banc-Corp	83,478
	5.13% March 28, 2016
325,000	City National Corp	332,411
	5.25% September 15, 2020
250,000	Discover Bank	301,590
	8.70% November 18, 2019
250,000	Fifth Third Bancorp	252,172
	3.63% January 25, 2016
250,000	PNC Funding Corp	267,675
	5.13% February 8, 2020
250,000	PNC Funding Corp	275,277
	5.63% February 1, 2017
90,000	SunTrust Banks Inc	90,873
	3.60% April 15, 2016
250,000	US Bank NA	273,546
	4.95% October 30, 2014
500,000	Wachovia Corp	552,893
	5.75% February 1, 2018
250,000	Wells Fargo Bank NA	254,608
	5.95% August 26, 2036
		$2,684,523

Biotechnology — 0.44%
250,000	Bio-Rad Laboratories Inc	254,233
	4.88% December 15, 2020
200,000	Genentech Inc	220,450
	4.75% July 15, 2015
500,000	Gilead Sciences Inc	500,829
	4.50% April 1, 2021
250,000	Life Technologies Corp	257,361
	3.38% March 1, 2013
50,000	STHI Holding Corp †	50,750
	8.00% March 15, 2018
		$1,283,623

Broadcast/Media — 2.43%
50,000	AMC Networks Inc †	52,250
	7.75% July 15, 2021
50,000	CCO Holdings LLC	51,500
	7.00% January 15, 2019
100,000	CCO Holdings LLC	105,375
	7.88% April 30, 2018
50,000	Cequel Communications Holdings I LLC †	52,000
	8.63% November 15, 2017
100,000	Cinemark USA Inc	109,500
	8.63% June 15, 2019
50,000	Citadel Broadcasting Corp †	53,125
	7.75% December 15, 2018
125,000	Clear Channel Communications Inc †	119,687
	9.00% March 1, 2021
100,000	Clear Channel Worldwide Holdings Inc	109,000
	9.25% December 15, 2017
350,000	Cox Communications Inc	390,086
	5.45% December 15, 2014

250,000	Cox Communications Inc	268,133
	7.13% October 1, 2012
100,000	Crown Media Holdings Inc †	103,250
	10.50% July 15, 2019
75,000	Cumulus Media Inc †	72,375
	7.75% May 1, 2019
500,000	DIRECTV Holdings LLC	517,869
	5.00% March 1, 2021
250,000	Discovery Communications LLC	264,724
	5.05% June 1, 2020
50,000	Entravision Communications Corp	51,750
	8.75% August 1, 2017
150,000	Grupo Televisa SA	157,875
	6.63% January 15, 2040
250,000	Grupo Televisa SA	275,827
	6.63% March 18, 2025
500,000	Historic TW Inc	585,111
	6.88% June 15, 2018
50,000	Insight Communications Co Inc †	54,875
	9.38% July 15, 2018
75,000	inVentiv Health Inc †	71,250
	10.00% August 15, 2018
50,000	Lamar Media Corp	52,375
	7.88% April 15, 2018
100,000	Lamar Media Corp	101,125
	6.63% August 15, 2015
150,000	MDC Partners Inc †	167,687
	11.00% November 1, 2016
250,000	NBCUniversal Media LLC †	254,223
	5.95% April 1, 2041
100,000	NET Servicos de Comunicacao SA	114,400
	7.50% January 27, 2020
74,997	Nexstar Broadcasting Inc	74,247
	7.00% January 15, 2014
50,000	Nexstar Broadcasting Inc	52,625
	8.88% April 15, 2017
100,000	Regal Cinemas Corp	105,000
	8.63% July 15, 2019
50,000	Sirius XM Radio Inc †	55,125
	8.75% April 1, 2015
200,000	Time Warner Cable Inc	224,911
	5.85% May 1, 2017
500,000	Time Warner Cable Inc	637,105
	8.75% February 14, 2019
250,000	Time Warner Cable Inc	273,478
	6.75% June 15, 2039
250,000	Time Warner Inc	254,139
	6.10% July 15, 2040
100,000	Viacom Inc	101,731
	3.50% April 1, 2017
175,000	Visant Corp	181,125
	10.00% October 1, 2017
350,000	Walt Disney Co	350,504
	5.70% July 15, 2011
500,000	Walt Disney Co	497,564
	3.75% June 1, 2021
75,000	XM Satellite Radio Inc †	78,375
	7.63% November 1, 2018
		$7,041,301

Building Materials — 0.25%
75,000	Associated Materials LLC †	74,813
	9.13% November 1, 2017
50,000	Building Materials Corp of America †	52,625
	7.50% March 15, 2020
300,000	Masco Corp	307,091
	7.13% March 15, 2020
75,000	Masonite International Corp †	74,531
	8.25% April 15, 2021
100,000	Nortek Inc †	92,500
	8.50% April 15, 2021
50,000	Nortek Inc †	50,000
	10.00% December 1, 2018
75,000	Ply Gem Industries Inc †	71,062
	8.25% February 15, 2018
		$722,622

Chemicals — 1.25%
384,000	Albemarle Corp	416,466
	5.10% February 1, 2015
500,000	Dow Chemical Co	644,722
	8.55% May 15, 2019
145,000	EI du Pont de Nemours & Co	154,263
	5.00% January 15, 2013
100,000	Ferro Corp	103,750
	7.88% August 15, 2018
50,000	Hexion US Finance Corp	51,250
	9.00% November 15, 2020
150,000	Hexion US Finance Corp	156,000
	8.88% February 1, 2018
50,000	Huntsman International LLC	54,375
	8.63% March 15, 2021
75,000	Huntsman International LLC	73,781
	5.50% June 30, 2016
50,000	Huntsman International LLC	54,500
	8.63% March 15, 2020
250,000	Incitec Pivot Finance LLC †	267,758
	6.00% December 10, 2019
75,000	Koppers Inc	80,063
	7.88% December 1, 2019
100,000	Momentive Performance Materials Inc	102,000
	9.00% January 15, 2021
50,000	Nalco Co †	51,250
	6.63% January 15, 2019
50,000	Nalco Co	54,625
	8.25% May 15, 2017
50,000	Omnova Solutions Inc †	48,063
	7.88% November 1, 2018
100,000	OXEA Finance & Cy SCA †	104,375
	9.50% July 15, 2017
250,000	Praxair Inc	275,644
	4.63% March 30, 2015
200,000	Rohm & Haas Co	227,403
	6.00% September 15, 2017
225,000	RPM International Inc	246,988
	6.50% February 15, 2018
300,000	RPM International Inc	321,398
	6.13% October 15, 2019

50,000	Scotts Miracle-Gro Co †	51,125
	6.63% December 15, 2020
75,000	Solutia Inc *	81,375
	8.75% November 1, 2017
		$3,621,174

Commercial Mortgage Backed — 5.84%
500,000	Banc of America Merrill Lynch Commercial Mortgage Inc ‡	543,314
	Series 2007-4 Class A4
	5.93% July 10, 2017
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust ‡	2,945,185
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,959,524
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
1,375,000	Commercial Mortgage Pass Through Certificates †	1,347,889
	Series 2010-C1 Class A3
	4.21% July 10, 2046
2,715,751	Commercial Mortgage Pass Through Certificates †	2,735,126
	Series 2010-C1 Class A1
	3.16% July 10, 2046
1,200,000	Credit Suisse Mortgage Capital Certificates	1,248,675
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
967,000	DBUBS Mortgage Trust † ‡	971,023
	Series 2011-LC2A Class B
	5.00% July 10, 2044
700,000	JP Morgan Chase Commercial Mortgage Securities Corp †	676,693
	Series 2010-C2 Class A3
	4.07% November 15, 2043
293,702	JP Morgan Chase Commercial Mortgage Securities Corp †	303,824
	Series 2010-C1 Class A1
	3.85% June 15, 2043
200,000	Merrill Lynch Mortgage Trust ‡	200,577
	Series 2008-C1 Class AM
	6.46% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	205,744
	Series 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust ‡	1,062,122
	Series 2007-6 Class A4
	5.49% March 12, 2051
440,000	Morgan Stanley Capital I	475,364
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
250,000	Morgan Stanley Capital I † ‡	256,595
	Series 2011-C1 Class B
	5.42% January 15, 2021
2,000,000	Wells Fargo Commercial Mortgage Trust †	1,992,190
	Series 2010-C1 Class A2
	4.39% November 15, 2043
		$16,923,845

Communications - Equipment — 0.37%
400,000	Cisco Systems Inc	408,814
	3.15% March 14, 2017
100,000	Cisco Systems Inc	113,701
	5.50% February 22, 2016

400,000	Harris Corp	450,462
	5.95% December 1, 2017
100,000	Juniper Networks Inc	102,979
	5.95% March 15, 2041
		$1,075,956

Computer Hardware & Systems — 0.60%
500,000	Dell Inc	576,738
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	168,264
	6.13% March 1, 2014
250,000	Hewlett-Packard Co	249,569
	2.13% September 13, 2015
175,000	Hewlett-Packard Co	180,692
	5.25% March 1, 2012
200,000	Hewlett-Packard Co	226,826
	5.40% March 1, 2017
50,000	Seagate HDD Cayman †	50,000
	7.00% November 1, 2021
50,000	Seagate HDD Cayman †	52,500
	7.75% December 15, 2018
100,000	Seagate Technology HDD Holdings	105,250
	6.80% October 1, 2016
100,000	Spansion LLC †	101,500
	7.88% November 15, 2017
25,000	Viasystems Inc †	27,438
	12.00% January 15, 2015
		$1,738,777

Computer Software & Services — 0.54%
300,000	Adobe Systems Inc	312,603
	3.25% February 1, 2015
125,000	Allen Systems Group Inc †	125,625
	10.50% November 15, 2016
100,000	BMC Software Inc	115,306
	7.25% June 1, 2018
100,000	CompuCom Systems Inc †	105,250
	12.50% October 1, 2015
100,000	Eagle Parent Inc †	96,375
	8.63% May 1, 2019
100,000	Oracle Corp	115,956
	6.50% April 15, 2038
250,000	Oracle Corp	286,116
	5.75% April 15, 2018
100,000	SERENA Software Inc	104,875
	10.38% March 15, 2016
15,000	SS&C Technologies Inc	15,413
	11.75% December 1, 2013
150,000	SSI Investments II	165,750
	11.13% June 1, 2018
125,000	SunGard Data Systems Inc	129,375
	10.25% August 15, 2015
		$1,572,644

Conglomerates — 0.45%
850,000	General Electric Co	902,189
	5.00% February 1, 2013

360,000	Koninklijke Philips Electronics NV	403,127
	5.75% March 11, 2018
		$1,305,316

Containers — 0.25%
100,000	Ardagh Packaging Finance PLC †	105,250
	9.13% October 15, 2020
75,000	BWAY Holding Co	81,844
	10.00% June 15, 2018
52,794	BWAY Parent Co Inc †	52,794
	10.13% November 1, 2015
50,000	Cascades Inc	52,062
	7.88% January 15, 2020
75,000	Graham Packaging Co LP	83,625
	8.25% January 1, 2017
50,000	Graphic Packaging International Inc	53,000
	7.88% October 1, 2018
73,000	Graphic Packaging International Inc	73,730
	9.50% August 15, 2013
50,000	Greif Inc	54,000
	7.75% August 1, 2019
100,000	Packaging Dynamics Corp †	101,500
	8.75% February 1, 2016
50,000	Rock-Tenn Co	54,000
	9.25% March 15, 2016
		$711,805

Distributors — 0.15%
50,000	American Tire Distributors Inc	53,750
	9.75% June 1, 2017
50,000	Interline Brands Inc	50,625
	7.00% November 15, 2018
100,000	SGS International Inc	102,500
	12.00% December 15, 2013
204,218	VWR Funding Inc	213,408
	10.25% July 15, 2015
		$420,283

Electric Companies — 2.42%
250,000	Cleveland Electric Illuminating Co	246,157
	5.95% December 15, 2036
200,000	Comision Federal de Electricidad †	199,720
	4.88% May 26, 2021
450,000	Commonwealth Edison Co	504,460
	5.80% March 15, 2018
300,000	Duke Energy Indiana Inc	342,216
	6.05% June 15, 2016
300,000	EDF SA †	301,310
	5.60% January 27, 2040
75,000	Edison Mission Energy	60,750
	7.00% May 15, 2017
50,000	Energy Future Intermediate Holding Co LLC	53,323
	10.00% December 1, 2020
500,000	Exelon Generation Co LLC	541,169
	5.35% January 15, 2014
250,000	Exelon Generation Co LLC	237,334
	5.75% October 1, 2041
250,000	FirstEnergy Solutions Corp	269,012
	6.05% August 15, 2021

300,000	FPL Group Capital Inc	320,854
	5.35% June 15, 2013
90,000	Great Plains Energy Inc	90,288
	4.85% June 1, 2021
130,000	Majapahit Holding BV	152,100
	7.75% January 20, 2020
300,000	MidAmerican Energy Co	328,838
	4.65% October 1, 2014
550,000	MidAmerican Energy Holdings Co	578,491
	5.95% May 15, 2037
200,000	Northern States Power Co	222,637
	5.25% March 1, 2018
100,000	Power Sector Assets & Liabilities Management Corp	117,868
	7.39% December 2, 2024
200,000	Power Sector Assets & Liabilities Management Corp	235,985
	7.25% May 27, 2019
125,000	PPL Energy Supply LLC	123,088
	6.00% December 15, 2036
250,000	PPL WEM Holdings PLC †	258,986
	5.38% May 1, 2021
500,000	Southwestern Electric Power Co	508,797
	6.20% March 15, 2040
100,000	Texas Competitive Electric Holdings Co LLC	60,500
	10.25% November 1, 2015
200,000	Union Electric Co	222,678
	6.00% April 1, 2018
700,000	Virginia Electric & Power Co	741,363
	5.10% November 30, 2012
300,000	Westar Energy Inc	294,444
	5.88% July 15, 2036
		$7,012,368

Electronic Instruments & Equipment — 0.29%
75,000	Belden Inc	76,875
	7.00% March 15, 2017
90,000	Emerson Electric Co	98,292
	4.88% October 15, 2019
200,000	Emerson Electric Co	203,504
	5.75% November 1, 2011
26,665	FPL Energy National Wind Portfolio LLC †	25,977
	6.13% March 25, 2019
100,000	General Cable Corp	102,250
	7.13% April 1, 2017
120,000	Hubbell Inc	137,664
	5.95% June 1, 2018
185,000	Roper Industries Inc	204,978
	6.63% August 15, 2013
		$849,540

Electronics - Semiconductor — 0.28%
125,000	Advanced Micro Devices Inc	130,625
	8.13% December 15, 2017
50,000	Freescale Semiconductor Inc * †	50,250
	8.05% February 1, 2020
75,000	Freescale Semiconductor Inc †	84,750
	10.75% August 1, 2020
100,000	Freescale Semiconductor Inc †	107,750
	9.25% April 15, 2018

300,000	KLA-Tencor Corp	338,885
	6.90% May 1, 2018
100,000	MagnaChip Semiconductor SA	109,500
	10.50% April 15, 2018
		$821,760

Engineering & Construction — 0.07%
200,000	Voto-Votorantim Overseas Trading Operations NV	211,260
	6.63% September 25, 2019
		$211,260

Financial Services — 4.93%
50,000	Ally Financial Inc	53,125
	8.00% March 15, 2020
50,000	Ally Financial Inc	50,000
	4.50% February 11, 2014
225,000	Ally Financial Inc	251,438
	8.30% February 12, 2015
50,000	Ally Financial Inc †	49,667
	6.25% December 1, 2017
1,000,000	Bank of America Corp	1,158,392
	7.63% June 1, 2019
250,000	Bank of America Corp	267,468
	5.38% June 15, 2014
100,000	Bank of America Corp	104,550
	4.50% April 1, 2015
175,000	BlackRock Inc	202,446
	6.25% September 15, 2017
100,000	BM&FBovespa SA †	103,550
	5.50% July 16, 2020
500,000	Boeing Capital Corp	518,547
	6.50% February 15, 2012
600,000	CIT Group Inc †	598,500
	7.00% May 2, 2017
1,000,000	Citigroup Inc	1,112,847
	6.88% March 5, 2038
900,000	Citigroup Inc	939,207
	5.38% August 9, 2020
150,000	Citigroup Inc	160,775
	5.13% May 5, 2014
350,000	CME Group Index Services LLC †	368,280
	4.40% March 15, 2018
325,000	Eaton Vance Corp	375,281
	6.50% October 2, 2017
700,000	ERAC USA Finance LLC †	742,483
	5.25% October 1, 2020
250,000	Franklin Resources Inc	258,953
	4.63% May 20, 2020
100,000	Gazprom OAO Via Gaz Capital SA	124,750
	8.63% April 28, 2034
300,000	General Electric Capital Corp	326,229
	4.88% March 4, 2015
500,000	General Electric Capital Corp ‡	499,322
	0.88% April 7, 2014
500,000	General Electric Capital Corp	535,449
	5.50% January 8, 2020
500,000	General Electric Capital Corp	566,008
	6.88% January 10, 2039

175,000	Harley-Davidson Financial Services Inc †	177,983
	3.88% March 15, 2016
290,000	HSBC Holdings PLC	297,187
	5.10% April 5, 2021
75,000	Interactive Data Corp †	81,750
	10.25% August 1, 2018
75,000	International Lease Finance Corp	73,280
	6.25% May 15, 2019
500,000	International Lease Finance Corp	492,358
	5.75% May 15, 2016
50,000	International Lease Finance Corp	54,000
	8.25% December 15, 2020
225,000	International Lease Finance Corp	246,094
	8.75% March 15, 2017
250,000	Invesco Ltd	259,785
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	54,813
	6.70% June 15, 2017
500,000	JPMorgan Chase & Co	556,077
	6.00% January 15, 2018
100,000	Moody’s Corp	102,463
	5.50% September 1, 2020
500,000	NASDAQ OMX Group Inc	498,381
	5.55% January 15, 2020
400,000	National Rural Utilities Cooperative Finance Corp *	447,704
	5.45% February 1, 2018
500,000	National Rural Utilities Cooperative Finance Corp	692,462
	10.38% November 1, 2018
50,000	Pinnacle Foods Finance LLC	53,312
	10.63% April 1, 2017
50,000	Pinnacle Foods Finance LLC	51,875
	8.25% September 1, 2017
75,000	Pinnacle Foods Finance LLC	77,813
	9.25% April 1, 2015
250,000	State Street Corp	270,361
	4.30% May 30, 2014
250,000	Textron Financial Corp † ‡	213,750
	6.00% February 15, 2067
100,000	TNK-BP Finance SA †	110,500
	7.25% February 2, 2020
100,000	TransUnion LLC	113,000
	11.38% June 15, 2018
		$14,292,215

Food & Beverages — 1.91%
50,000	B&G Foods Inc	52,625
	7.63% January 15, 2018
500,000	Bacardi Ltd †	575,944
	7.45% April 1, 2014
450,000	Bottling Group LLC	514,727
	5.50% April 1, 2016
300,000	Coca-Cola Femsa SAB de CV	306,767
	4.63% February 15, 2020
400,000	Costco Wholesale Corp	414,228
	5.30% March 15, 2012
125,000	Dean Foods Co *	123,750
	7.00% June 1, 2016
100,000	Dean Foods Co †	106,250
	9.75% December 15, 2018

100,000	Del Monte Foods Co †	101,000
	7.63% February 15, 2019
220,000	General Mills Inc	252,129
	5.70% February 15, 2017
300,000	Kellogg Co	316,612
	4.25% March 6, 2013
250,000	Kraft Foods Inc	277,693
	6.50% February 9, 2040
250,000	Kraft Foods Inc	271,668
	5.25% October 1, 2013
400,000	Kraft Foods Inc	419,959
	6.25% June 1, 2012
150,000	Kroger Co	144,140
	5.40% July 15, 2040
75,000	Kroger Co	86,635
	6.90% April 15, 2038
225,000	Kroger Co	239,816
	5.00% April 15, 2013
175,000	Michael Foods Inc †	187,250
	9.75% July 15, 2018
250,000	PepsiCo Inc	265,662
	4.65% February 15, 2013
50,000	Smithfield Foods Inc	51,875
	7.75% July 1, 2017
200,000	Sysco Corp	210,515
	4.20% February 12, 2013
125,000	US Foodservice †	121,250
	8.50% June 30, 2019
150,000	Wal-Mart Stores Inc	154,755
	5.63% April 15, 2041
225,000	Wal-Mart Stores Inc	249,316
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	106,219
	4.25% April 15, 2013
		$5,550,785

Foreign Banks — 0.22%
100,000	Banco de Credito del Peru †	95,250
	5.38% September 16, 2020
300,000	Santander US Debt SA Unipersonal †	289,277
	3.78% October 7, 2015
250,000	Westpac Banking Corp	260,038
	4.88% November 19, 2019
		$644,565

Foreign Governments — 2.46%
721,869	Government of Argentina	637,049
	8.28% December 31, 2033
100,000	Government of Brazil	106,950
	4.88% January 22, 2021
160,000	Government of Brazil	220,000
	8.25% January 20, 2034
200,000	Government of Brazil	272,700
	11.00% August 17, 2040
200,000	Government of Colombia *	245,400
	7.38% January 27, 2017
500,000	Government of Indonesia	551,048
	6.63% February 17, 2037

500,000	Government of Mexico	573,750
	5.95% March 19, 2019
501,000	Government of Mexico	582,412
	6.75% September 27, 2034
100,000	Government of Panama	117,800
	7.25% March 15, 2015
100,000	Government of Panama	118,000
	6.70% January 26, 2036
200,000	Government of Peru	244,300
	7.35% July 21, 2025
100,000	Government of Peru	111,550
	6.55% March 14, 2037
100,000	Government of Poland	114,200
	6.38% July 15, 2019
934,200	Government of Russia	1,101,188
	7.50% March 31, 2030
200,000	Government of Senegal †	205,740
	8.75% May 13, 2021
100,000	Government of South Africa	119,250
	6.88% May 27, 2019
100,000	Government of Sri Lanka †	100,000
	6.25% October 4, 2020
100,000	Government of Turkey	114,750
	7.00% September 26, 2016
150,000	Government of Turkey	177,825
	7.38% February 5, 2025
100,000	Government of Turkey	110,000
	6.88% March 17, 2036
350,000	Government of Turkey	365,750
	5.63% March 30, 2021
300,000	Government of Uruguay	378,000
	7.63% March 21, 2036
800,000	Government of Venezuela	570,000
	9.38% January 13, 2034
		$7,137,662

Gold, Metals & Mining — 1.48%
250,000	Alcoa Inc	250,772
	5.40% April 15, 2021
450,000	Alcoa Inc *	478,795
	5.55% February 1, 2017
250,000	ArcelorMittal	247,183
	5.25% August 5, 2020
315,000	ArcelorMittal	337,390
	6.13% June 1, 2018
50,000	Atkore International Inc †	52,500
	9.88% January 1, 2018
500,000	Barrick Gold Corp	594,413
	6.95% April 1, 2019
500,000	BHP Billiton Finance USA Ltd	534,392
	4.80% April 15, 2013
250,000	BHP Billiton Finance USA Ltd	282,015
	5.25% December 15, 2015
200,000	Carpenter Technology Corp	195,746
	5.20% July 15, 2021
75,000	Compass Minerals International Inc	81,937
	8.00% June 1, 2019
250,000	Gold Fields Orogen Holding BVI Ltd †	236,635
	4.88% October 7, 2020

300,000	Newmont Mining Corp	302,116
	5.88% April 1, 2035
250,000	Rio Tinto Finance USA Ltd	331,260
	9.00% May 1, 2019
100,000	Rio Tinto Finance USA Ltd	116,791
	6.50% July 15, 2018
250,000	Southern Copper Corp	243,202
	6.75% April 16, 2040
		$4,285,147

Health Care Related — 0.72%
100,000	Bausch & Lomb Inc	106,000
	9.88% November 1, 2015
50,000	CRC Health Corp	50,875
	10.75% February 1, 2016
50,000	HCA Holdings Inc †	51,875
	7.75% May 15, 2021
50,000	HCA Inc	55,250
	8.50% April 15, 2019
412,000	HCA Inc	438,265
	9.63% November 15, 2016
75,000	IASIS Healthcare LLC †	74,063
	8.38% May 15, 2019
150,000	Multiplan Inc †	159,375
	9.88% September 1, 2018
50,000	Omnicare Inc	53,063
	7.75% June 1, 2020
75,000	Omnicare Inc	76,781
	6.88% December 15, 2015
200,000	Quest Diagnostics Inc	230,754
	6.40% July 1, 2017
125,000	United Surgical Partners International Inc	130,625
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	453,552
	6.00% February 15, 2018
200,000	Vanguard Health Holding Co II LLC	206,500
	8.00% February 1, 2018
		$2,086,978

Hotels/Motels — 0.06%
150,000	Wyndham Worldwide Corp	159,297
	6.00% December 1, 2016
		$159,297

Household Goods — 0.43%
50,000	American Standard Americas †	48,062
	10.75% January 15, 2016
100,000	Diversey Holdings Inc	129,660
	10.50% May 15, 2020
50,000	Diversey Inc	58,625
	8.25% November 15, 2019
100,000	Jarden Corp	103,875
	7.50% May 1, 2017
90,000	Libbey Glass Inc	97,650
	10.00% February 15, 2015
125,000	Norcraft Cos LP	126,875
	10.50% December 15, 2015
200,000	Sealy Mattress Co *	200,500
	8.25% June 15, 2014

100,000	Simmons Bedding Co †	105,000
	11.25% July 15, 2015
50,000	Spectrum Brands Inc †	54,750
	9.50% June 15, 2018
110,770	Spectrum Brands Inc	122,401
	12.00% August 28, 2019
200,000	Whirlpool Corp	212,018
	5.50% March 1, 2013
		$1,259,416

Independent Power Producer — 0.10%
75,000	Calpine Corp †	76,500
	7.50% February 15, 2021
100,000	NRG Energy Inc †	99,750
	7.88% May 15, 2021
75,000	NRG Energy Inc †	74,625
	7.63% May 15, 2019
50,000	NRG Energy Inc	51,000
	8.25% September 1, 2020
		$301,875

Insurance Related — 2.23%
200,000	ACE INA Holdings Inc	222,374
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	195,038
	5.70% February 15, 2017
300,000	Aflac Inc	366,901
	8.50% May 15, 2019
375,000	Allstate Corp	412,530
	5.00% August 15, 2014
500,000	AXA SA	595,700
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	331,208
	4.85% January 15, 2015
210,000	Chubb Corp	237,104
	5.75% May 15, 2018
500,000	CNA Financial Corp	519,868
	5.88% August 15, 2020
100,000	Horace Mann Educators Corp	108,792
	6.85% April 15, 2016
235,000	Liberty Mutual Group Inc †	222,527
	5.00% June 1, 2021
250,000	Lincoln National Corp	281,913
	7.00% June 15, 2040
500,000	Massachusetts Mutual Life Insurance Co †	692,718
	8.88% June 1, 2039
250,000	MetLife Inc	290,989
	6.75% June 1, 2016
500,000	MetLife Inc	585,428
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co †	186,104
	9.38% August 15, 2039
230,000	Northwestern Mutual Life Insurance Co †	242,416
	6.06% March 30, 2040
250,000	Pacific Life Global Funding †	266,212
	5.15% April 15, 2013
250,000	PacificLife Corp †	261,581
	6.60% September 15, 2033

140,000	Prudential Financial Inc	148,636
	6.63% December 1, 2037
275,000	Travelers Cos Inc	308,735
	5.50% December 1, 2015
		$6,476,774

Investment Bank/Brokerage Firm — 3.94%
525,000	Bear Stearns Cos LLC	623,433
	7.25% February 1, 2018
125,000	Bear Stearns Cos LLC	138,059
	5.70% November 15, 2014
2,000,000	Credit Suisse First Boston USA Inc	2,156,710
	4.88% January 15, 2015
200,000	FMR LLC †	237,668
	7.57% June 15, 2029
950,000	Goldman Sachs Group Inc	1,033,926
	6.15% April 1, 2018
750,000	Goldman Sachs Group Inc	754,960
	6.13% February 15, 2033
750,000	Goldman Sachs Group Inc	774,484
	5.38% March 15, 2020
500,000	Jefferies Group Inc	591,343
	8.50% July 15, 2019
500,000	Macquarie Group Ltd †	501,378
	6.00% January 14, 2020
500,000	Merrill Lynch & Co Inc	554,267
	7.75% May 14, 2038
500,000	Merrill Lynch & Co Inc	526,355
	6.05% August 15, 2012
320,000	Morgan Stanley	316,284
	3.80% April 29, 2016
550,000	Morgan Stanley	573,312
	4.75% April 1, 2014
100,000	Morgan Stanley	108,407
	6.00% April 28, 2015
200,000	Morgan Stanley	220,319
	6.63% April 1, 2018
700,000	Morgan Stanley	708,534
	5.50% July 24, 2020
200,000	Nuveen Investments Inc	204,500
	10.50% November 15, 2015
500,000	Raymond James Financial Inc	610,597
	8.60% August 15, 2019
200,000	Raymond James Financial Inc	206,471
	4.25% April 15, 2016
75,000	Tomkins LLC †	80,812
	9.00% October 1, 2018
500,000	Xstrata Finance Canada Ltd †	508,691
	5.50% November 16, 2011
		$11,430,510

Leisure & Entertainment — 0.59%
73,000	American Casino & Entertainment Properties LLC	76,285
	11.00% June 15, 2014
50,000	Ameristar Casinos Inc †	51,563
	7.50% April 15, 2021
150,000	Cedar Fair LP	160,125
	9.13% August 1, 2018

50,000	Easton-Bell Sports Inc	55,125
	9.75% December 1, 2016
125,000	Great Canadian Gaming Corp †	127,812
	7.25% February 15, 2015
150,000	Harrah’s Operating Co Inc	165,563
	11.25% June 1, 2017
50,000	HRP Myrtle Beach Operations LLC † § ~ @ ** #	0
	0.00% April 1, 2012
125,000	Jacobs Entertainment Inc	126,875
	9.75% June 15, 2014
50,000	MGM Resorts International	54,750
	9.00% March 15, 2020
50,000	MGM Resorts International	57,125
	11.13% November 15, 2017
125,000	MGM Resorts International	118,750
	7.50% June 1, 2016
75,000	Peninsula Gaming LLC	81,937
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC	52,500
	8.38% August 15, 2015
50,000	Penn National Gaming Inc	54,375
	8.75% August 15, 2019
50,000	San Pasqual Casino †	49,500
	8.00% September 15, 2013
125,000	Seminole Hard Rock Entertainment Inc † ‡	116,875
	2.75% March 15, 2014
50,000	Seminole Indian Tribe of Florida †	51,750
	7.75% October 1, 2017
50,000	Seminole Indian Tribe of Florida †	49,140
	7.80% October 1, 2020
100,000	Sugarhouse HSP Gaming Prop Mezz LP †	103,000
	8.63% April 15, 2016
50,000	Universal City Development Partners Ltd	59,500
	10.88% November 15, 2016
100,000	Universal City Development Partners Ltd	111,250
	8.88% November 15, 2015
		$1,723,800

Machinery — 0.80%
350,000	Caterpillar Inc *	399,531
	7.00% December 15, 2013
75,000	Cleaver-Brooks Inc †	77,250
	12.25% May 1, 2016
320,000	Dover Corp	359,806
	5.45% March 15, 2018
200,000	Harsco Corp	224,977
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	284,407
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	54,125
	8.75% September 1, 2020
75,000	Mueller Water Products Inc	70,500
	7.38% June 1, 2017
50,000	Navistar International Corp	53,500
	8.25% November 1, 2021
350,000	Pentair Inc	349,488
	5.00% May 15, 2021
250,000	Timken Co	276,428
	6.00% September 15, 2014

150,000	Valmont Industries Inc	164,257
	6.63% April 20, 2020
		$2,314,269
Manufacturing — 0.14%
50,000	Amsted Industries Inc †	52,500
	8.13% March 15, 2018
75,000	Griffon Corp †	75,282
	7.13% April 1, 2018
50,000	International Wire Group Holdings Inc †	52,750
	9.75% April 15, 2015
75,000	Kemet Corp	82,875
	10.50% May 1, 2018
125,000	RBS Global Inc	132,031
	8.50% May 1, 2018
		$395,438

Medical Products — 0.41%
75,000	Alere Inc	78,094
	9.00% May 15, 2016
250,000	Biomet Inc	276,875
	11.63% October 15, 2017
250,000	Boston Scientific Corp *	270,638
	6.00% January 15, 2020
100,000	Boston Scientific Corp	105,437
	4.50% January 15, 2015
145,000	Covidien International Finance SA	153,448
	5.45% October 15, 2012
50,000	DJO Finance LLC †	49,813
	7.75% April 15, 2018
50,000	DJO Finance LLC †	50,750
	9.75% October 15, 2017
75,000	Inverness Medical Innovations Inc	77,625
	7.88% February 1, 2016
125,000	Universal Hospital Services Inc	128,750
	8.50% June 1, 2015
		$1,191,430

Miscellaneous — 0.58%
125,000	ARAMARK Corp	129,844
	8.50% February 1, 2015
125,000	ARAMARK Holdings Corp †	127,188
	8.63% May 1, 2016
125,000	Aspect Software Inc	134,375
	10.63% May 7, 2017
75,000	Express LLC	81,000
	8.75% March 1, 2018
100,000	Garda World Security Corp †	105,750
	9.75% March 15, 2017
125,000	GXS Worldwide Inc	126,562
	9.75% June 15, 2015
250,000	Hutchison Whampoa International Ltd †	296,376
	7.63% April 9, 2019
100,000	Prestige Brands Inc †	104,750
	8.25% April 1, 2018
175,000	Reynolds Group Issuer Inc †	171,937
	8.75% May 15, 2018
175,000	Reynolds Group Issuer Inc †	172,812
	9.00% April 15, 2019

150,000	United Rentals North America Inc	151,875
	8.38% September 15, 2020
75,000	YCC Holdings LLC †	75,188
	10.25% February 15, 2016
		$1,677,657

Office Equipment & Supplies — 0.08%
175,000	CDW LLC †	171,500
	8.50% April 1, 2019
50,000	CDW LLC	53,875
	12.54% October 12, 2017
		$225,375

Oil & Gas — 4.26%
75,000	Aquilex Holdings LLC	72,938
	11.13% December 15, 2016
100,000	ATP Oil & Gas Corp	101,500
	11.88% May 1, 2015
100,000	BASiC Energy Services Inc	100,000
	7.13% April 15, 2016
50,000	Berry Petroleum Co	50,250
	6.75% November 1, 2020
50,000	BP Capital Markets PLC	51,335
	3.13% October 1, 2015
500,000	BP Capital Markets PLC	515,801
	4.74% March 11, 2021
100,000	Brigham Exploration Co †	99,500
	6.88% June 1, 2019
100,000	Bumi Investment Pte Ltd †	113,620
	10.75% October 6, 2017
400,000	Canadian Natural Resources Ltd	411,970
	5.85% February 1, 2035
150,000	Chaparral Energy Inc	155,250
	8.88% February 1, 2017
175,000	Cie Generale de Geophysique - Veritas	180,250
	7.75% May 15, 2017
500,000	CNPC HK Overseas Capital Ltd †	494,995
	5.95% April 28, 2041
100,000	Coffeyville Resources LLC †	113,500
	10.88% April 1, 2017
50,000	Complete Production Services Inc	52,250
	8.00% December 15, 2016
75,000	Comstock Resources Inc	75,563
	7.75% April 1, 2019
50,000	Concho Resources Inc	51,750
	7.00% January 15, 2021
130,000	Conoco Funding Co	160,214
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	540,984
	5.50% April 15, 2013
50,000	Copano Energy LLC	49,375
	7.13% April 1, 2021
125,000	Crosstex Energy LP	133,125
	8.88% February 15, 2018
50,000	Denbury Resources Inc	54,500
	8.25% February 15, 2020
50,000	Denbury Resources Inc	50,000
	6.38% August 15, 2021

50,000	Ecopetrol SA	59,875
	7.63% July 23, 2019
450,000	Enbridge Energy Partners LP	426,893
	5.50% September 15, 2040
155,000	Enbridge Inc	173,928
	5.60% April 1, 2017
125,000	Energy Transfer Equity LP	132,500
	7.50% October 15, 2020
750,000	Florida Gas Transmission Co LLC †	801,848
	5.45% July 15, 2020
75,000	Forbes Energy Services Ltd †	73,875
	9.00% June 15, 2019
400,000	Hess Corp	390,986
	5.60% February 15, 2041
50,000	Hilcorp Energy I LP †	51,500
	7.75% November 1, 2015
150,000	Husky Energy Inc	167,877
	6.15% June 15, 2019
200,000	KazMunayGas National Co †	211,720
	6.38% April 9, 2021
200,000	Kinder Morgan Energy Partners LP	222,835
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	261,744
	6.55% September 15, 2040
250,000	Kinder Morgan Energy Partners LP	263,428
	5.85% September 15, 2012
50,000	Linn Energy LLC	54,250
	8.63% April 15, 2020
200,000	Lukoil International Finance BV †	206,250
	6.13% November 9, 2020
500,000	Marathon Petroleum Corp †	516,766
	6.50% March 1, 2041
100,000	MarkWest Energy Partners LP	102,000
	6.75% November 1, 2020
535,000	Nabors Industries Inc	541,332
	5.00% September 15, 2020
75,000	Niska Gas Storage US LLC	78,750
	8.88% March 15, 2018
150,000	Pacific Rubiales Energy Corp †	169,125
	8.75% November 10, 2016
100,000	Petrobras International Finance Co	121,091
	7.88% March 15, 2019
505,000	Petrobras International Finance Co - Pifco	538,893
	6.75% January 27, 2041
125,000	Petrohawk Energy Corp	128,281
	7.25% August 15, 2018
400,000	Petroleos de Venezuela SA	296,600
	8.50% November 2, 2017
300,000	Petroleos Mexicanos	329,250
	6.00% March 5, 2020
100,000	PHI Inc	104,500
	8.63% October 15, 2018
50,000	Regency Energy Partners LP	51,750
	6.88% December 1, 2018
50,000	Regency Energy Partners LP	55,750
	9.38% June 1, 2016
50,000	SESI LLC †	49,500
	6.38% May 1, 2019

50,000	Southern Star Central Corp	50,250
	6.75% March 1, 2016
250,000	Spectra Energy Capital LLC	269,332
	6.25% February 15, 2013
40,000	Thermon Industries Inc	42,900
	9.50% May 1, 2017
50,000	Valero Energy Corp	53,385
	4.75% April 1, 2014
150,000	Valero Energy Corp *	191,592
	9.38% March 15, 2019
50,000	Valero Energy Corp	52,287
	6.88% April 15, 2012
400,000	Valero Energy Corp	446,706
	7.50% April 15, 2032
75,000	W&T Offshore Inc †	75,937
	8.50% June 15, 2019
100,000	Weatherford International Ltd Bermuda	109,617
	6.00% March 15, 2018
40,000	Weatherford International Ltd Bermuda	43,486
	7.00% March 15, 2038
300,000	Williams Partners LP	315,841
	5.25% March 15, 2020
105,000	XTO Energy Inc	135,845
	6.75% August 1, 2037
300,000	XTO Energy Inc	362,404
	6.38% June 15, 2038
		$12,361,349

Other Asset-Backed — 5.97%
2,150,000	Ally Master Owner Trust ‡	2,159,332
	Series 2011-1 Class A1
	1.06% January 15, 2016
4,000,000	Ally Master Owner Trust † ‡	4,071,632
	Series 2010-1 Class A
	1.94% January 15, 2015
2,000,000	BMW Floorplan Master Owner Trust † ‡	2,018,719
	Series 2009-1A Class A
	1.34% September 15, 2014
2,500,000	Citibank Credit Card Issuance Trust ‡	2,488,398
	Series 2005-C3 Class C3
	0.60% July 15, 2014
2,500,000	Citibank Omni Master Trust † ‡	2,530,091
	Series 2009-A8 Class A8
	2.29% May 16, 2016
1,675,000	Ford Credit Floorplan Master Owner Trust A ‡	1,668,359
	Series 2011-1 Class A2
	0.79% February 15, 2016
2,000,000	Nissan Master Owner Trust Receivables † ‡	2,021,544
	Series 2010-AA Class A
	1.34% January 15, 2015
350,000	SMART Trust † ‡	350,000
	Series 20,111 Class A2B
	0.95% April 14, 2013
		$17,308,075

Paper & Forest Products — 0.36%
50,000	Boise Paper Holdings LLC	54,375
	9.00% November 1, 2017

50,000	Clearwater Paper Corp	56,063
	10.63% June 15, 2016
500,000	International Paper Co	584,422
	7.50% August 15, 2021
50,000	Longview Fibre Paper & Packaging Inc †	50,250
	8.00% June 1, 2016
300,000	Weyerhaeuser Co	312,189
	7.38% March 15, 2032
		$1,057,299

Personal Loans — 1.08%
250,000	American Express Co	316,947
	8.13% May 20, 2019
125,000	American Express Credit Corp	124,963
	2.75% September 15, 2015
400,000	American Express Credit Corp	430,616
	5.88% May 2, 2013
350,000	American Honda Finance Corp †	369,647
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	306,810
	8.80% July 15, 2019
250,000	Capital One Financial Corp	285,459
	7.38% May 23, 2014
50,000	Ford Motor Credit Co LLC	57,921
	8.13% January 15, 2020
125,000	Ford Motor Credit Co LLC	135,020
	7.00% April 15, 2015
75,000	Ford Motor Credit Co LLC	84,336
	8.00% December 15, 2016
75,000	Ford Motor Credit Co LLC	82,278
	8.00% June 1, 2014
500,000	HSBC Finance Capital Trust IX ‡	472,500
	7.55% November 30, 2035
200,000	HSBC Finance Corp	210,646
	7.00% May 15, 2012
250,000	RCI Banque SA †	255,381
	4.60% April 12, 2016
		$3,132,524

Pharmaceuticals — 0.33%
350,000	Abbott Laboratories	372,084
	5.15% November 30, 2012
300,000	Eli Lilly & Co	339,870
	5.20% March 15, 2017
50,000	Giant Funding Corp †	52,125
	8.25% February 1, 2018
150,000	Pharmacia Corp	177,680
	6.50% December 1, 2018
		$941,759

Pollution Control — 0.35%
50,000	Aleris International Inc ~ ** ^	5
	9.00% December 15, 2014
250,000	Republic Services Inc	262,462
	6.20% March 1, 2040
750,000	Republic Services Inc	754,356
	6.75% August 15, 2011
		$1,016,823

Printing & Publishing — 0.10%
100,000	Houghton Mifflin Harcourt Publishing Co †	98,500
	10.50% June 1, 2019
50,000	MediMedia USA Inc †	43,000
	11.38% November 15, 2014
75,000	Nielsen Finance LLC †	78,750
	7.75% October 15, 2018
75,000	ProQuest LLC †	76,875
	9.00% October 15, 2018
		$297,125

Railroads — 0.49%
375,000	Burlington Northern Santa Fe LLC	412,633
	4.88% January 15, 2015
250,000	Burlington Northern Santa Fe LLC	257,529
	5.75% May 1, 2040
218,000	Union Pacific Corp †	215,803
	4.16% July 15, 2022
500,000	Union Pacific Corp	548,194
	4.88% January 15, 2015
		$1,434,159

Real Estate — 0.30%
250,000	AvalonBay Communities Inc	279,281
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	51,250
	6.88% November 1, 2014
300,000	ProLogis LP	322,588
	6.30% June 1, 2013
100,000	Qatari Diar Finance QSC †	102,500
	5.00% July 21, 2020
100,000	Simon Property Group LP	112,135
	6.13% May 30, 2018
		$867,754

Restaurants — 0.14%
150,000	DineEquity Inc †	162,750
	9.50% October 30, 2018
101,000	Dunkin’ Brands Inc †	101,883
	9.63% December 1, 2018
125,000	NPC International Inc	126,875
	9.50% May 1, 2014
		$391,508

Retail — 1.02%
175,000	Best Buy Co Inc	191,180
	6.75% July 15, 2013
50,000	Ferrellgas LP †	47,250
	6.50% May 1, 2021
100,000	Giraffe Acquisition Corp †	94,000
	9.13% December 1, 2018
100,000	Hillman Group Inc	107,875
	10.88% June 1, 2018
500,000	Home Depot Inc	514,913
	5.95% April 1, 2041
50,000	Inergy LP	50,500
	7.00% October 1, 2018
125,000	Inergy LP †	125,000
	6.88% August 1, 2021

200,000	JC Penney Corp Inc	203,000
	5.75% February 15, 2018
50,000	Limited Brands Inc	57,000
	8.50% June 15, 2019
125,000	Needle Merger Sub Corp †	125,937
	8.13% March 15, 2019
125,000	Penske Automotive Group Inc	127,500
	7.75% December 15, 2016
125,000	Petco Animal Supplies Inc †	132,813
	9.25% December 1, 2018
50,000	QVC Inc †	53,000
	7.50% October 1, 2019
50,000	QVC Inc †	52,500
	7.13% April 15, 2017
100,000	Sally Holdings LLC	106,750
	10.50% November 15, 2016
500,000	Sherwin-Williams Co	528,017
	3.13% December 15, 2014
50,000	Suburban Propane Partners LP	52,250
	7.38% March 15, 2020
300,000	Target Corp	310,999
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC	83,438
	10.75% July 15, 2017
		$2,963,922

Savings & Loans — 0.03%
75,000	Credito Real SA de CV †	80,250
	10.25% April 14, 2015
		$80,250

Specialized Services — 1.28%
50,000	Altegrity Inc †	52,500
	11.75% May 1, 2016
75,000	Altegrity Inc †	77,625
	10.50% November 1, 2015
250,000	Anglo American Capital PLC †	253,998
	4.45% September 27, 2020
50,000	Audatex North America Inc †	50,250
	6.75% June 15, 2018
300,000	Capital One Capital IV ‡	304,125
	6.75% February 17, 2037
175,000	Capital One Capital V	185,500
	10.25% August 15, 2039
50,000	Case New Holland Inc †	55,000
	7.88% December 1, 2017
125,000	CDRT Merger Sub Inc †	125,000
	8.13% June 1, 2019
50,000	Celanese US Holdings LLC	52,750
	6.63% October 15, 2018
75,000	CHC Helicopter SA †	67,687
	9.25% October 15, 2020
75,000	CoreLogic Inc †	73,125
	7.25% June 1, 2021
25,000	Fidelity National Information Services Inc	26,531
	7.88% July 15, 2020
50,000	Fidelity National Information Services Inc	53,063
	7.63% July 15, 2017

100,000	Fox Acquisition Sub LLC †	110,500
	13.38% July 15, 2016
50,000	Holly Energy Partners LP	53,000
	8.25% March 15, 2018
50,000	Holly Energy Partners LP	50,000
	6.25% March 1, 2015
500,000	IBM	635,916
	7.63% October 15, 2018
100,000	iGate Corp †	101,000
	9.00% May 1, 2016
125,000	Knowledge Learning Corp †	122,656
	7.75% February 1, 2015
100,000	Lender Processing Services Inc	97,500
	8.13% July 1, 2016
50,000	Mantech International Corp	52,250
	7.25% April 15, 2018
100,000	Maxim Crane Works LP †	100,000
	12.25% April 15, 2015
75,000	Reliance Intermediate Holdings LP †	81,844
	9.50% December 15, 2019
75,000	RSC Equipment Rental Inc †	83,625
	10.00% July 15, 2017
50,000	RSC Equipment Rental Inc	54,750
	10.25% November 15, 2019
100,000	Sitel LLC	91,500
	11.50% April 1, 2018
50,000	Softbrands Inc †	46,071
	11.50% July 15, 2018
75,000	Stream Global Services Inc	79,875
	11.25% October 1, 2014
250,000	TECO Finance Inc	265,111
	5.15% March 15, 2020
100,000	Virgin Media Finance PLC	113,000
	9.50% August 15, 2016
175,000	Yankee Candle Co Inc	184,188
	9.75% February 15, 2017
		$3,699,940

Supranationals — 0.19%
250,000	Corp Andina de Fomento	253,461
	3.75% January 15, 2016
250,000	Corp Andina de Fomento	304,940
	8.13% June 4, 2019
		$558,401

Telephone & Telecommunications — 3.20%
250,000	America Movil SAB de CV	278,709
	5.75% January 15, 2015
200,000	America Movil SAB de CV	208,830
	5.00% October 16, 2019
250,000	American Tower Corp	249,884
	4.50% January 15, 2018
540,000	AT&T Inc	593,429
	5.10% September 15, 2014
450,000	AT&T Inc	504,624
	6.70% November 15, 2013
420,000	AT&T Inc	427,421
	4.45% May 15, 2021

300,000	AT&T Wireless Services Inc	424,507
	8.75% March 1, 2031
1,000,000	CenturyLink Inc	988,569
	6.45% June 15, 2021
250,000	CenturyTel Inc	251,441
	6.15% September 15, 2019
125,000	CommScope Inc †	128,750
	8.25% January 15, 2019
300,000	Deutsche Telekom International Finance BV	327,424
	4.88% July 8, 2014
100,000	Digicel Group Ltd † ~	112,000
	10.50% April 15, 2018
125,000	Digicel Group Ltd † ~	127,813
	9.13% January 15, 2015
100,000	Digicel Ltd † ~	103,750
	8.25% September 1, 2017
75,000	Intelsat Jackson Holdings SA †	74,437
	7.25% April 1, 2019
50,000	Intelsat Jackson Holdings SA †	49,687
	7.50% April 1, 2021
125,000	Intelsat Jackson Holdings SA	132,500
	8.50% November 1, 2019
125,000	Intelsat Jackson Holdings SA	132,500
	11.25% June 15, 2016
50,000	Level 3 Escrow Inc †	50,250
	8.13% July 1, 2019
150,000	Maxcom Telecomunicaciones SAB de CV	124,500
	11.00% December 15, 2014
75,000	MetroPCS Wireless Inc	74,250
	6.63% November 15, 2020
100,000	MetroPCS Wireless Inc	105,875
	7.88% September 1, 2018
175,000	Nextel Communications Inc	175,000
	7.38% August 1, 2015
200,000	Qtel International Finance Ltd †	195,000
	4.75% February 16, 2021
600,000	Rogers Communications Inc	707,982
	6.80% August 15, 2018
300,000	Sprint Capital Corp	309,000
	6.90% May 1, 2019
100,000	Syniverse Holdings Inc †	104,000
	9.13% January 15, 2019
250,000	Telefonica Emisiones SAU	265,111
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	317,393
	7.05% June 20, 2036
100,000	Telemar Norte Leste SA †	98,750
	5.50% October 23, 2020
100,000	Telemovil Finance Co Ltd †	105,350
	8.00% October 1, 2017
75,000	tw telecom holdings inc	79,969
	8.00% March 1, 2018
575,000	Verizon Communications Inc	658,920
	6.10% April 15, 2018
200,000	VimpelCom Holdings BV †	200,200
	7.50% March 1, 2022
150,000	Vodafone Group PLC	154,562
	5.35% February 27, 2012

200,000	Vodafone Group PLC	224,110
	5.63% February 27, 2017
50,000	West Corp †	48,500
	7.88% January 15, 2019
100,000	West Corp †	101,000
	8.63% October 1, 2018
50,000	West Corp *	53,000
	11.00% October 15, 2016
		$9,268,997

Tobacco — 0.30%
100,000	Altria Group Inc	130,395
	9.25% August 6, 2019
450,000	Philip Morris International Inc	506,104
	5.65% May 16, 2018
200,000	Reynolds American Inc	239,650
	7.75% June 1, 2018
		$876,149

Transportation — 0.36%
50,000	Avis Budget Car Rental LLC	50,625
	8.25% January 15, 2019
100,000	Avis Budget Car Rental LLC	106,750
	9.63% March 15, 2018
50,000	Hertz Corp †	49,500
	6.75% April 15, 2019
50,000	Hertz Corp †	51,500
	7.50% October 15, 2018
6,000	Hertz Corp *	6,150
	8.88% January 1, 2014
225,000	Ryder System Inc	226,943
	3.50% June 1, 2017
540,000	Ryder System Inc	556,015
	3.15% March 2, 2015
		$1,047,483

U.S. Governments — 15.44%
5,000,000	United States of America T-Bond	4,887,500
	4.25% November 15, 2040
7,500,000	United States of America T-Bond	8,368,724
	2.13% February 15, 2041
1,500,000	United States of America T-Bond	1,539,843
	4.50% May 15, 2038
2,000,000	United States of America T-Bond	1,717,500
	3.50% February 15, 2039
1,000,000	United States of America T-Note	1,066,797
	3.25% December 31, 2016
2,500,000	United States of America T-Note	2,532,618
	1.50% July 15, 2012
4,000,000	United States of America T-Note	3,974,064
	1.25% September 30, 2015
6,900,000	United States of America T-Note	7,006,735
	1.38% January 15, 2013
7,000,000	United States of America T-Note	7,218,750
	1.88% April 30, 2014
150,000	United States of America T-Note	166,441
	4.13% May 15, 2015
3,000,000	United States of America T-Note	3,161,016
	2.63% June 30, 2014

3,000,000	United States of America T-Note	3,134,766
	2.63% April 30, 2016
		$44,774,754

U.S. Municipal — 0.00%
50,000	State of Illinois ~ **	375
	0.00% November 15, 2016
		$375

Utilities — 0.30%
150,000	Dubai Electricity & Water Authority †	154,312
	7.38% October 21, 2020
250,000	Sempra Energy	335,352
	9.80% February 15, 2019
350,000	Southern California Gas Co	388,359
	5.50% March 15, 2014
		$878,023

TOTAL BONDS — 91.22%		$264,522,860
(Cost $254,782,233)

COMMON STOCK

Shares		Value ($)

Automobiles — 0.00%
385	General Motors Co ††	11,689

TOTAL COMMON STOCK — 0.00%		$11,689
(Cost $39,433)

STOCK WARRANTS

Shares		Value ($)

Automobiles — 0.00%
350	General Motors Co-CW16 ††	5,576
350	General Motors Co-CW19 ††	7,490

TOTAL STOCK WARRANTS — 0.00%		$13,066
(Cost $45,183)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

173,000	Fannie Mae	172,999
	0.00% July 21, 2011
250,000	Fannie Mae	249,998
	0.00% July 27, 2011
300,000	Federal Home Loan Bank	299,999
	0.01% July 15, 2011
5,000,000	Federal Home Loan Bank	4,999,996
	0.00% July 27, 2011
230,000	Freddie Mac	229,999
	0.00% July 15, 2011

3,000,000	Freddie Mac	2,999,984
	0.01% July 21, 2011

TOTAL SHORT-TERM INVESTMENTS — 3.10%		$8,952,975
(Cost $8,952,975)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

999,912	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,912 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,912

999,912	Undivided interest of 19.23% in a repurchase agreement (Principal Amount/Value $5,200,000 with a maturity value of $5,200,009) with JP Morgan Securities, 0.06%, dated 6/30/11, to be repurchased at $999,912 on 7/1/11, collateralized by Fannie Mae, 3.00% - 6.50%, 11/1/17 - 7/1/41, with a value of $5,304,018.	999,912

444,266	Undivided interest of 11.13% in a repurchase agreement (Principal Amount/Value $3,990,669 with a maturity value of $3,990,677) with BNP Paribas Securities Corp, 0.07%, dated 6/30/11, to be repurchased at $444,266 on 7/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.50%, 8/10/11 - 1/1/48, with a value of $4,070,582.	444,266

TOTAL SECURITIES LENDING COLLATERAL — 0.84%		$2,444,090
(Cost $2,444,090)

TOTAL INVESTMENTS — 95.16%		$275,944,680
(Cost $266,263,914)

OTHER ASSETS & LIABILITIES — 4.84%		$14,034,169

TOTAL NET ASSETS — 100%		$289,978,849

Legend

*	A portion or all of the security is on loan at June 30, 2011.
†	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $43,187,528 and $43,453,584, respectively, representing 14.98% of net assets.
‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2011.
~	Illiquid security; at June 30, 2011, the aggregate cost and market value of illiquid securities was $423,268 and $346,443, respectively, representing 0.12% of net assets.
§	Security in default on interest payments during the last 12 months. At June 30, 2011, the aggregate market value of the securities was $2,500, representing 0.00% of net assets.
@	Security in bankruptcy at June 30, 2011.
**	Security is fair valued at June 30, 2011.
#	Security has no market value at June 30, 2011.
^	Security in default, some interest payments received during the last 12 months. At June 30, 2011, the aggregate market value of the securities was $5, representing 0.00% of net assets.
††	Non-income Producing Security

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts		Notional Value	Expiration Date		Unrealized Appreciation/ (Depreciation)
US 10Yr Treasury Note Long Futures	80	$	9,786,250	September 2011	$	(56,304)
US 5Yr Treasury Note Short Futures	380		45,294,219	September 2011		311,718
US Long Bond Long Futures	45		5,536,406	September 2011		70,487
US 2Yr Treasury Note Short Futures	180		39,481,875	September 2011		100,462

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Federated Bond Portfolio

ASSETS:
Investments in securities, market value (including $2,387,099 of securities on loan)(a)	$275,944,680
Cash	9,408,104
Interest receivable	2,659,608
Subscriptions receivable	814,593
Receivable for investments sold	4,814,233
Variation margin on futures contracts	54,924

Total Assets	293,696,142

LIABILITIES:
Payable to investment adviser	166,999
Payable upon return of securities loaned	2,444,090
Redemptions payable	11,749
Payable for investments purchased	1,094,455

Total Liabilities	3,717,293

NET ASSETS	$289,978,849

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,736,402
Paid-in capital in excess of par	279,042,941
Net unrealized appreciation on investments and future contracts	9,254,403
Undistributed net investment income	712,678
Accumulated net realized (loss) on investments and future contracts	(1,767,575)

TOTAL NET ASSETS	$289,978,849

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	27,364,017

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.60

(a) Cost of investments in securities	$266,263,914

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Federated Bond Portfolio

INVESTMENT INCOME:
Interest	$6,088,829
Income from securities lending	1,772
Dividends	752

Total Income	6,091,353

EXPENSES:
Management fees	959,334

Total Expenses	959,334

NET INVESTMENT INCOME	5,132,019

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,624,572
Net realized loss on futures contracts	(891,660)
Change in net unrealized appreciation on investments	373,571
Change in net unrealized depreciation on futures contracts	(334,404)

Net Realized and Unrealized Gain on Investments and Future Contracts	772,079

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,904,098

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Federated Bond Portfolio

OPERATIONS:
Net investment income	$5,132,019	$8,828,077
Net realized gain on investments	1,624,572	1,442,918
Net realized loss on futures contracts	(891,660)	(1,232,175)
Change in net unrealized appreciation on investments	373,571	4,794,739
Change in unrealized depreciation on futures contracts	(334,404)	(389,154)

Net Increase in Net Assets Resulting from Operations	5,904,098	13,444,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,419,339)	(8,843,779)

Total Distributions	(4,419,339)	(8,843,779)

CAPITAL SHARE TRANSACTIONS:
Shares sold	58,390,088	194,773,826
Shares issued in reinvestment of distributions	4,419,339	8,843,779
Shares redeemed	(47,556,998)	(126,365,705)

Net Increase in Net Assets Resulting from Capital Share Transactions	15,252,429	77,251,900

Total Increase in Net Assets	16,737,188	81,852,526

NET ASSETS:
Beginning of period	273,241,661	191,389,135

End of period (a)	$289,978,849	$273,241,661

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,515,358	18,448,743
Shares issued in reinvestment of distributions	417,336	843,033
Shares redeemed	(4,499,539)	(12,032,281)

Net Increase	1,433,155	7,259,495

(a) Including undistributed net investment income:	$712,678	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

				Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Federated Bond Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$10.54		$10.25	$9.53	$9.90	$9.71	$9.71

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.41	0.48	0.52	0.44	0.42
Net realized and unrealized gain (loss)	0.03		0.29	0.75	(0.35)	0.19	–

Total Income From Investment Operations	0.23		0.70	1.23	0.17	0.63	0.42

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.41)	(0.48)	(0.52)	(0.44)	(0.42)
From net realized gains	–		–	(0.03)	(0.02)	–	–

Total Distributions	(0.17)		(0.41)	(0.51)	(0.54)	(0.44)	(0.42)

NET ASSET VALUE, END OF PERIOD	$10.60		$10.54	$10.25	$9.53	$9.90	$9.71

TOTAL RETURN(a)	2.16%	(b)	6.88%	13.07%	1.94%	6.68%	4.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$289,979		$273,242	$191,389	$139,883	$195,931	$126,727
Ratio of expenses to average net assets	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	3.74%	(c)	4.03%	4.91%	5.00%	4.73%	4.34%
Portfolio turnover rate	18%	(b)	41%	36%	72%	56%	63%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Stock Warrants	Close price, bids, evaluated bids

Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		11,689						11,689
Fixed Income:
Commercial Mortgage Backed		-		16,923,845		-		16,923,845
Corporate Bonds and Notes		-		152,436,032		5		152,436,037
Foreign Government and Government Agency Bonds and Notes		-		7,137,662		-		7,137,662
Municipal Bonds		-		-		375		375
Residential Mortgage Backed		-		42,691,786				42,691,786
US Government and Government Agency Bonds and Notes		-		44,774,754		-		44,774,754
Other Debt:		-		558,401		-		558,401
Stock Warrants		13,066		-		-		13,066
Derivative Investments:
Futures Contracts Variation Margin		54,924		-		-		54,924
Short-term Investments and Securities Lending Collateral		-		11,397,065		-		11,397,065

Total		$79,679	$	275,919,545	$	380	$	275,999,604

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Corporate Bonds and Notes		Municipal Bonds		Total
Beginning Balance, January 1, 2011	$0	$	375	$	375
Total realized gain (loss)	-		-		-
Total unrealized gain (loss) relating to instruments not held at reporting date	-		-		-
Total unrealized gain (loss) relating to instruments still held at reporting date(a)	-		(29)		(29)
Purchases	-		-		-
Sales	-		-		-
Amortization	-		29		29
Transfers into Level 3(b)	5		-		5
Transfers (out of) Level 3(b)	-		-		-

Ending Balance, June 30, 2011	$5	$	375	$	380

(a)	Included in Change in net unrealized depreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.
(b)	Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily. Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $54,415,594 and $20,045,958, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $19,235,090 and $24,548,209, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $266,293,936. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,219,491 and gross depreciation of securities in which there was an excess of tax cost over value of $1,568,747 resulting in net appreciation of $9,650,744.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$54,924

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures Contracts	Net realized (loss) on futures contracts	($891,660)	Change in net unrealized depreciation on futures contracts	($334,404)

The number of futures contracts held at June 30, 2011 is representative of futures contracts activity during the period ended June 30, 2011.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $2,387,099 and received collateral of $2,444,090 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio

Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011